Long-Term Investments	12 Months Ended
Sep. 30, 2022
Investments, Debt and Equity Securities [Abstract]
LONG-TERM INVESTMENTS

NOTE 8 – LONG-TERM INVESTMENTS

Long-term investments consisted of the following as of September 30, 2022 and 2021:

	2022	2021
Huashang Micro Finance Co.	$5,341,956	$5,897,508
Longwan Rural Commercial Bank	6,323,469	6,981,097
Wenzhou Longlian Development Co., Ltd	1,171,491	1,293,323
Total	$12,836,916	$14,171,928

In 2009, the Company made an investment of RMB 90,000,000 ($13,203,257 in USD) to acquire 22.5% in Huashang Micro Finance Co. (“Huashang”), a finance company offers micro loans to its customers. In 2015, as the result of a capital reduction, the Company’s ownership was reduced by 3.5% to 19% for a cash consideration of RMB 52,000,000 ($8,535,827 in USD). The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Huashang during the years ended September 30, 2022, 2021 and 2020.

In 2011, the Company made an investment of RMB 8,333,400 ($1,307,982 in USD) to acquire 8.3334% in Wenzhou Longlian Development Co., Ltd. (“Longlian”), a property and infrastructure development company. The Company carries this investment at the cost on its consolidated balance sheets. The Company did not receive any dividend income from Longlian during the years ended September 30, 2022, 2021 and 2020.

In 2012, the Company made an investment of RMB 44,982,000 ($7,172,207 in USD) to acquire 2.1% in Longwan Rural Commercial Bank. (“LRCB”), a private bank accepting deposits and providing short-term or long-term lending to its customers. The Company carries this investment at the cost on its consolidated balance sheets. During the year ended September 30, 2022, the Company received dividend income of RMB 2,756,250 ($420,596 in USD) from LRCB. During the year ended September 30, 2021, the Company received dividend income of RMB 2,822,400 ($433,735 in USD) from LRCB. During the year ended September 30, 2020, the Company received dividend income of RMB 3,087,000 ($440,647 in USD) from LRCB.

The ownership percentage of the above long-term investments has not changed during the fiscal year ended September 30, 2022. During the years ended September 30, 2022 and 2021, no impairment of long-term investment was recognized.